EARNINGS PER SHARE (Schedule of Basic Earnings Per Share) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
EARNINGS PER SHARE [Abstract]
Net income	$ 7,838	$ 11,395	$ 4,782
Amount allocated to participating preferred shareholders		(6,439)	(3,798)
Net income applicable to ordinary shareholders - basic	$ 7,838	$ 4,956	$ 984
Weighted average ordinary shares outstanding	21,902,057	7,544,387	2,996,624
Basic earnings per share	$ 0.36	$ 0.66	$ 0.33